March 22, 2000

THE DREYFUS FUND INCORPORATED

Supplement to the
Statement of Additional Information

Dated May 1, 1999


          The following information replaces all contrary information contained in the sections of the Statement of Additional Information ("SAI") entitled "Description of the Fund", "Management of the Fund" and "Management Arrangements":

          Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

          The following information replaces the information contained in the section of the Statement of Additional Information ("SAI") entitled "Management of the Fund - Officers of the Fund":

     Stephen E. Canter, President.   President, Chief Operating Officer, and
          Chief Investment Officer of the Manager, and an officer of other investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

     Mark N. Jacobs, Vice President.   Vice President, Secretary and General
          Counsel to the Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.

     Joseph Connolly, Vice President and Treasurer.   Director - Mutual Fund
          Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

     Michael A. Rosenberg, Secretary.   Associate General Counsel of the
          Manager, and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

     Steven F. Newman, Assistant Secretary.   Associate General Counsel and
          Assistant Secretary of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

     Robert R. Mullery, Assistant Secretary.   Assistant General Counsel of
          the Manager, and an officer of other investment companies advised and administered by the Manager. He is 48 years old.

     James Windels, Assistant Treasurer.   Senior Treasury Manager of the
          Manager, and an officer of other investment companies advised and administered by the Manager. He is 41 years old.

          The address of each Fund officer is 200 Park Avenue, New York, NY
     10166.